Investment Strategy	Jan. 28, 2026
Ocean Park Tactical All Asset Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund utilizes a ‘fund of funds” structure to access a wide variety of underlying asset classes and strategies. Ocean Park Asset Management, LLC (“the Adviser”) seeks to achieve the Fund’s investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Adviser constructs the Fund’s broadly-diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories (each an “Asset Class”).

Underlying Funds include those that invest in:

●	equity securities (common and preferred securities) of both domestic and foreign companies of various sizes;

●	fixed-income securities of domestic and foreign corporate and government issuers, without restriction as to maturity or credit quality, including “high yield” securities;

●	physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives;

●	currencies and the Dollar Index, and its inverse;

●	funds that rise in value when interest rates rise; and

●	money-market instruments.

The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade and whose issuers generally have a non-investment grade rating or are not rated. The Fund may purchase Treasury securities directly.

The Adviser employs a proprietary trend following strategy to generate buy and sell signals for Underlying Funds. The Adviser calculates upper and lower bands for each Underlying Fund. The upper and lower bands are offset above and below a short-term exponential moving average. A “buy” signal, which identifies a potential uptrend for an Underlying Fund candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which Underlying Funds to purchase.

An Underlying Fund is sold when a security’s price falls below the recent high of its lower band (a “sell” signal), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative Underlying Fund or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, U.S. Treasury bills, money market funds and Funds that primarily invest in investment grade short-term bonds. The Adviser periodically reviews the allocation of the Underlying Funds and may make adjustments to the Underlying Fund holdings, including adding or removing Underlying Funds.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to changes in price trends of Underlying Funds. The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

The Fund may engage in securities lending.

Ocean Park Tactical Core Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund utilizes a ‘fund of funds” structure to access a wide variety of underlying asset classes and strategies. The Adviser seeks to achieve the Fund’s investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Adviser constructs the Fund’s broadly-diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories (each an “Asset Class”).

The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in Underlying Funds that in turn invest in a wide variety of fixed-income instruments of any maturity, including domestic and foreign bonds, some of which are hedged against currency risk, funds that are designed to have returns that are inverse to the 10-year U.S. Treasury note or the 30-year U.S. Treasury bond, as well as real estate investment trusts (“REITs”) and other income-generating underlying assets. The Fund may purchase U.S. Treasury securities directly.

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

●	Ultra-short-term bonds

●	U.S. government bonds and agency instruments

●	Floating rate instruments

●	Municipal bonds

●	High-yield corporate bonds

●	High-grade corporate bonds

●	Bonds of emerging market countries

●	Bonds of European countries

●	REIT common and preferred securities

●	Preferred Securities

●	Master-Limited partnerships (“MLPs”)

●	Mutual funds that have their own special strategies, such as combining asset classes and tactical strategies

On occasion, a portion of the Fund’s portfolio may be hedged with positions that move inversely to the 10-year U.S. Treasury note and/or the 30-year Treasury bond to improve returns when the interest-rate environment is moving adversely to long positions in the major bond markets (that is, when interest rates are in a rising trend) or to hedge other positions, and/or positions that hedge currency risk. Additionally, on occasion, the Fund will use Underlying Funds that are moderately leveraged, although the portfolio as a whole will not use leverage extensively, since one of the goals of the Fund is to limit downside volatility.

The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade and whose issuers generally have a non-investment grade rating or are not rated.

The Adviser’s investment strategy is a tactical style that includes analysis and use of a wide variety of income-producing investment categories, such as fixed-income securities and dividend-paying REITs of issuers from various markets and industries (“Asset Classes”) in an effort to limit overall volatility and downside risk as well as to seek opportunities to enhance return through income and capital appreciation (total return). The current yield of the Fund is not a separate goal, and the monthly dividend yield will fluctuate significantly given the Fund’s tactical approach of seeking various bond categories from time to time that the Adviser’s portfolio managers feel will contribute to total return.

The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade and whose issuers generally have a non-investment grade rating or are not rated. The Fund may purchase Treasury securities directly.

The Adviser employs a proprietary trend following strategy to generate “buy” and “sell” signals for Underlying Funds. The Adviser calculates upper and lower bands for each Underlying Fund. The upper and lower bands are offset above and below a short-term exponential moving average. A “buy” signal, which identifies a potential uptrend for an Underlying Fund candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which Underlying Funds to purchase.

An Underlying Fund is sold when a security’s price falls below the recent high of its lower band (a “sell” signal), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative Underlying Fund or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, U.S. Treasury bills, money market funds and Funds that primarily invest in investment grade short-term bonds. The Adviser periodically reviews the allocation of the Underlying Funds and may make adjustments to the Underlying Fund holdings, including adding or removing Underlying Funds.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to changes in price trends of Underlying Funds. The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

The Fund may engage in securities lending.

Ocean Park Tactical Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund utilizes a “fund of funds” structure. The Adviser seeks to achieve the Fund’s investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) that invest primarily invest in tax-exempt municipal bonds (“Underlying Municipal Bond Funds”), as well as municipal money market funds. “Tax exempt” refers to the exemption from federal income taxes of the dividends paid by the Underlying Funds, a benefit that will be passed through to shareholders as to ordinary dividends from the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in funds that primarily invest in municipal bonds or other municipal debt instruments.

The Adviser employs a proprietary trend following strategy to generate buy and sell signals for Underlying Municipal Bond Funds. The Adviser calculates upper and lower bands for each Underlying Municipal Bond Fund. The upper and lower bands are offset above and below a short-term exponential moving average. A “buy” signal, which identifies a potential uptrend for an Underlying Fund candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which Underlying Municipal Bond Funds to purchase.

An Underlying Municipal Bond Fund is sold when a security’s price falls below the recent high of its lower band (a “sell” signal), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative Underlying Municipal Bond Fund or tax-free money market fund. The Adviser periodically reviews the allocation of the Underlying Municipal Bond Funds and may make adjustments to the Underlying Municipal Bond Fund holdings, including adding or removing Underlying Municipal Bond Funds.

The Fund invests in Underlying Municipal Bond Funds that may invest in high-yield municipal bonds as well as those that invest in investment-grade municipal bonds. The Fund does not have maturity or duration limitations with respect to holdings of the Underlying Municipal Bond Funds in which it invests. The Fund defines high yield (also known as “junk bonds”) municipal bonds as fixed-income securities rated below investment grade and whose issuers generally have a non-investment grade rating or are not rated.

The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

It should be noted that (1) purchases and sales of municipal bonds by the Underlying Municipal Bond Funds will result in capital gains and losses, as to which net capital gains will be distributed to the Fund (typically at or near the end of each calendar year), distributed by the Fund to shareholders, and will not be tax exempt, and (2) that purchases and sales of Underlying Municipal Bond Funds by the Fund will also result in capital gains and losses, as to which net capital gains will be distributed to shareholders of the Fund at or near the end of each calendar year, and will not be tax exempt.

The Fund may engage in securities lending.

Ocean Park Tactical Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund utilizes a “fund of funds” structure to access a wide variety of underlying asset classes and strategies. Ocean Park Asset Management, LLC (“the Adviser”) seeks to achieve the Fund’s investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) (collectively “Underlying Funds”). The Adviser constructs the Fund’s broadly-diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories (each an “Asset Class”).

The Fund primarily invest in high-yield corporate bonds or long-duration U.S. Treasury securities (“Treasury Bond Funds”). For the purposes of this Prospectus, HYCB Funds and Treasury Bond Funds are collectively referred to as “Underlying Bond Funds.” The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade and whose issuers generally have a non-investment grade rating or are not rated.

Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying Bond Funds. The Adviser expects the Fund to be at least 80% invested in HYCB Funds under most market conditions. The Fund does not have maturity or duration limitations with respect to the holdings of the Underlying Bond Funds in which it invests.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various fixed income investment markets using the tactical style described above.

The Adviser constructs the Fund’s portfolio by quantitatively analyzing Underlying Bond Funds to identify those that exhibit the most attractive positive trends and have been given a “buy” signal under the Adviser’s proprietary investment process.

The Adviser does not employ a “buy and hold” strategy. As part of its integrated risk-management disciplines, the Adviser monitors each Underlying Bond Fund holding daily and applies a trailing stop discipline (a form of sell signal) to each Underlying Bond Fund within the Fund’s portfolio. The Adviser employs a trailing stop discipline which adjusts the sell signal level as the price of a holding rises and is calculated as a percentage or dollar amount below the market price.

When any Underlying Bond Fund holding declines in price enough to generate a “sell” signal under the Adviser’s trailing-stop discipline, the Fund will sell that Underlying Bond Fund and will invest the proceeds in Treasuries, directly or through mutual funds and ETFs, or money-market mutual funds and/or ultra-short-term bond funds. Conversely, when prices of Underlying Bond Funds begin trending upward sufficient to give “buy signals”, the Adviser will sell part or all of its holdings in Treasuries and select and purchase one or more Underlying Bond Funds.

The same type of buy and sell disciplines are also applied to Treasuries. If price movements have generated sell signals, the proceeds will temporarily be held in cash (money-market mutual funds and/or ultra-short-term bond mutual funds or ETFs) until price movements of either Underlying Bond Funds or Treasuries trigger buy signals.

The Buy and Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to seek to participate in a substantial part of any sustained uptrend in the equity market as well as to limit participation in any sustained downtrend. When invested in Treasuries, the Fund also seeks to participate in a substantial part of any sustained uptrend in the Treasury bond market. The Adviser employs a “reactive” approach as distinct from a “predictive” approach. The Adviser does not consider its approach to be a “trading” style in terms of frequency and does not expect to average more than two sell signals per year in each Underlying Fund.

The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

The Fund may engage in securities lending.

Ocean Park Tactical Risk Spectrum 30 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund utilizes a ‘fund of funds” structure to access a wide variety of underlying asset classes and strategies. The Adviser seeks to achieve the Fund’s investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Adviser constructs the Fund’s broadly-diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories (each an “Asset Class”).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

●	U.S. common stocks

●	Foreign common stocks, including from emerging markets

●	U.S. fixed income securities

●	Foreign fixed income securities, including from emerging markets

●	High yield (or “junk) corporate bonds

●	Preferred securities

●	Municipal bonds

●	Physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives

Under normal market conditions, the Fund’s target exposure over a three-year period to equity securities, of any market capitalization, through the Underlying Funds will average between 15%-30% of the Fund’s assets. The Fund does not have a target allocation for non-equity securities exposure and may invest in underlying fixed income funds without constraint as to maturity or credit quality. The Fund may purchase Treasury securities directly. The Adviser may make changes in the target allocations across asset classes and fund categories, and the specific Underlying Funds in the Fund’s portfolio that in its view would be in the best interest of the Fund.

The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade and whose issuers generally have a non-investment grade rating or are not rated.

The Adviser employs a proprietary trend following strategy to generate buy and sell signals for Underlying Funds. The Adviser calculates upper and lower bands for each Underlying Fund. The upper and lower bands are offset above and below a short-term exponential moving average. A “buy” signal, which identifies a potential uptrend for an Underlying Fund candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which Underlying Funds to purchase.

An Underlying Fund is sold when a security’s price falls below the recent high of its lower band (a “sell” signal), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative Underlying Fund or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, U.S. Treasury bills, money market funds and funds that primarily invest in investment grade short-term bonds. The Adviser periodically reviews the allocation of the Underlying Funds and may make adjustments to the Underlying Fund holdings, including adding or removing Underlying Funds.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to changes in price trends of Underlying Funds. The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

The Fund may engage in securities lending.

Ocean Park Tactical Risk Spectrum 50 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund utilizes a “fund of funds” structure to access a wide variety of underlying asset classes and strategies. Ocean Park Asset Management, LLC (the “Adviser”), seeks to achieve the Fund’s investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Adviser constructs the Fund’s broadly diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories (each an “Asset Class”).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

●	U.S. common stocks

●	Foreign common stocks, including from emerging markets

●	U.S. fixed income securities

●	Foreign fixed income securities, including from emerging markets

●	High yield (or “junk) corporate bonds

●	Preferred securities

●	Municipal bonds

●	Physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives

Under normal market conditions, the Fund’s target exposure over a three-year period to equity securities, of any market capitalization, through the Underlying Funds will average between 30%-50% of the Fund’s assets. The Fund does not have a target allocation for non-equity securities exposure and may invest in underlying fixed income funds without constraint as to maturity or credit quality. The Fund may purchase Treasury securities directly. The Adviser may make changes in the target allocations across asset classes and fund categories, and the specific Underlying Funds in the Fund’s portfolio that in its view would be in the best interest of the Fund. The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade and whose issuers generally have a non-investment grade rating or are not rated.

The Adviser employs a proprietary trend following strategy to generate buy and sell signals for Underlying Funds. The Adviser calculates upper and lower bands for each Underlying Fund. The upper and lower bands are offset above and below a short-term exponential moving average. A “buy” signal, which identifies a potential uptrend for an Underlying Fund candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which Underlying Funds to purchase.

An Underlying Fund is sold when a security’s price falls below the recent high of its lower band (a “sell” signal), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative Underlying Fund or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, U.S. Treasury bills, money market funds and Funds that primarily invest in investment grade short-term bonds. The Adviser periodically reviews the allocation of the Underlying Funds and may make adjustments to the Underlying Fund holdings, including adding or removing Underlying Funds.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to changes in price trends of Underlying Funds. The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

The Fund may engage in securities lending.

Ocean Park Tactical Risk Spectrum 70 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is a “fund of funds.” The Adviser seeks to achieve the Fund’s investment objective by investing in a combination of unaffiliated mutual funds and exchange traded funds (“ETFs”), (collectively, “Underlying Funds”).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

●	U.S. common stocks

●	Foreign common stocks, including from emerging markets

●	U.S. fixed income securities

●	Foreign fixed income securities, including from emerging markets

●	High yield (or “junk) corporate bonds

●	Preferred securities

●	Municipal bonds

●	Physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives

Under normal market conditions, the Fund’s target exposure over a three-year period to equity securities, of any market capitalization, through the Underlying Funds will average between 50%-70% of the Fund’s assets. The Fund does not have a target allocation for non-equity securities exposure and may invest in underlying fixed income funds without constraint as to maturity or credit quality. The Fund may purchase Treasury securities directly. The Adviser may make changes in the target allocations across asset classes and fund categories, and the specific Underlying Funds in the Fund’s portfolio that in its view would be in the best interest of the Fund.

The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade and whose issuers generally have a non-investment grade rating or are not rated.

The Adviser employs a proprietary trend following strategy to generate buy and sell signals for Underlying Funds. The Adviser calculates upper and lower bands for each Underlying Fund. The upper and lower bands are offset above and below a short-term exponential moving average. A “buy” signal, which identifies a potential uptrend for an Underlying Fund candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which Underlying Funds to purchase.

An Underlying Fund is sold when a security’s price falls below the recent high of its lower band (a “sell” signal), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative Underlying Fund or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, U.S. Treasury bills, money market funds and funds that primarily invest in investment grade short-term bonds. The Adviser periodically reviews the allocation of the Underlying Funds and may make adjustments to the Underlying Fund holdings, including adding or removing Underlying Funds.

The Fund may engage in securities lending.

Ocean Park Tactical Core Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund utilizes a “fund of funds” structure. The Adviser seeks to achieve the Fund’s investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) that primarily invest in domestic and international equities, including emerging markets (“Equity Funds”). The Fund can also invest in U.S. Treasuries, directly or through mutual funds and ETFs (collectively, “Treasuries”), ultra-short-term bond mutual funds and ETFs, and money market funds. Through its investment in Equity Funds, the Fund will seek investment exposure to domestic, foreign and emerging market common stocks of any capitalization, real estate investment trusts (“REITs”) and master limited partnerships (MLPs). The Fund defines emerging market issuers as those found in the MSCI Emerging Markets Index.

Under normal market conditions, the Fund invests at least 80% of its net assets in Equity Funds. However, there will be times when the Fund temporarily owns less than 80% in Equity Funds.

The Adviser constructs the Fund’s portfolio by quantitatively analyzing Equity Funds to identify those that exhibit the most attractive positive trends that have reached a “buy” signal under the Adviser’s proprietary investment process.

The Adviser does not employ a “buy and hold” strategy. As part of its integrated risk-management disciplines, the Adviser monitors each Equity Fund holding daily and applies a trailing stop discipline (a form of sell signal) to each Equity Fund within the Fund’s portfolio. The Adviser employs a trailing stop discipline which adjusts the sell signal level as the price of a holding rises and is calculated as a percentage or dollar amount below the market price.

When any Equity Fund holding declines in price enough to generate a “sell signal” under the Adviser’s trailing-stop discipline, the Fund will sell that Equity Fund and may invest the proceeds in Treasuries, directly or through mutual funds and ETFs, or money-market mutual funds and/or ultra-short-term bond funds. Conversely, when prices of Equity Funds begin trending upward sufficient to give “buy” signals, the Adviser will sell part or all of its holdings in Treasuries and select and purchase one or more Equity Funds.

The same type of buy and sell disciplines are also applied to Treasuries in the absence of “buy” signals to fully invest the Fund’s assets in Equity Funds. If price movements have generated sell signals, the proceeds will temporarily be held in money-market mutual funds and/or ultra-short-term bond mutual funds or ETFs until price movements of either Equity Funds or Treasuries trigger buy signals.

The Buy and Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to seek to participate in a substantial part of any sustained uptrend in the equity market as well as to limit participation in any sustained downtrend. When invested in Treasuries, the Fund also seeks to participate in a substantial part of any sustained uptrend in the Treasury bond market. The Adviser employs a “reactive” approach as distinct from a “predictive” approach. The Adviser does not consider its approach to be a “trading” style in terms of frequency and does not expect to average more than two sell signals per year in each Underlying Fund.

The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

The Fund may engage in securities lending.